Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 697	$ 629	$ 558
Income tax benefits	(246)	(240)	(221)
Total Stock-based compensation cost	450	389	337
Stock-based compensation cost, unrecognized, related to non-vested awards.	1,169	1,044
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted-average period of recognition (in years)	3
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	120	94	94
Selling, general and administrative
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	514	488	417
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	62	48	47
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost		$ (1)